Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations

4. Business Combinations

The preliminary values of the consideration transferred and the liabilities assumed in the Merger, including the related deferred tax effects, are subject to change based on the receipt of a final valuation of the Company’s tax receivable agreement obligations.

4. Business Combinations

The Merger

On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the Merger. The Merger was accounted for as a reverse acquisition, and as such, the Company’s assets and liabilities have been adjusted to their fair values as of the Merger date.

In connection with the 2011 Transactions, General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone. This assignment did not affect the Company’s overall payment obligations under the tax receivable agreements; however, because this assignment involved a transaction among owners apart from the consideration transferred for the shares of the Predecessor, the Company reduced the gross consideration transferred in the Merger by $64,891, the fair value of these rights assigned to affiliates of Blackstone.

Predecessor Acquisitions

In January 2010, the Company acquired all of the voting interest of FutureVision Investment Group, L.L.C. and substantially all of the assets of two related companies, FVTech, Inc. and FVTech Arizona, Inc. (collectively, “FVTech”). FVTech is a provider of outsourced services specializing in electronic data conversion and information management solutions.

In March 2010, the Company acquired Healthcare Technology Management Services, Inc. (“HTMS”), a management consulting company focused primarily on the healthcare payer market.

In June 2010, the Company acquired all of the equity interests of Chapin Revenue Cycle Management, LLC (“Chapin”), a technology-enabled provider of accounts receivable denial and recovery services.

In October 2010, the Company acquired all of the equity interests of Chamberlin Edmonds Holdings Inc. and Chamberlin Edmonds & Associates, Inc. (collectively, “CEA”), a technology-enabled provider of government program eligibility and enrollment services.

In May 2011, the Company acquired all of the equity interests of EquiClaim, LLC (“EquiClaim”), a technology-enabled provider of healthcare audit and recovery solutions.

The following table summarizes certain information related to these acquisitions. The preliminary values of the consideration transferred and the liabilities assumed in the Merger, including the related deferred tax effects, are subject to change based on the receipt of a final valuation of the Company’s tax receivable agreement obligations.

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$1,932,852	$20,005	$7,841	$16,096	$209,520	$39,758
Parent common stock fair value	245,000	—	—	—	—	—
Parent options fair value	4,125	—	—	—	—	—
Class A common stock fair value	—	—	2,263	2,554	—	—
Estimated contingent consideration	—	13,850	8,230	3,885	2,364	—
Other	—	303	409	398	85	(350)

	$2,181,977	$34,158	$18,743	$22,933	$211,969	$39,408

Allocation of the Consideration Transferred:
Cash	$206,376	$372	$1,029	$62	$533	$—
Accounts receivable	175,514	1,736	3,270	1,322	14,412	1,983
Deferred income tax assets	2,640	—	—	—	—	—
Prepaid expenses and other current assets	20,226	35	—	46	4,583	74
Property and equipment	278,122	18,423	—	3,065	26,371	2,331
Other assets	4,205	29	—	12	91	—
Identifiable intangible assets:
Tradename	156,000	160	190	50	3,570	160
Noncompetition agreements	11,500	—	3,150	3,350	1,560	100
Customer relationships	1,623,000	560	—	4,640	77,710	14,030
Data sublicense	31,000	—	—	—	—	—
Backlog	19,000	—	1,630	—	16,820	3,680
Goodwill	1,470,216	14,038	12,414	10,895	167,153	18,079
Accounts payable	(12,346)	(338)	(1,786)	(146)	(4,198)	(98)
Accrued expenses	(149,480)	(550)	(1,050)	(363)	(13,674)	(931)
Deferred revenues	(4,340)	—	—	—	—	—
Current maturities of long-term debt	(11,861)	—	(104)	—	(2,850)	—
Long-term debt	(960,936)	—	—	—	(32,300)	—
Deferred income tax liabilities	(531,813)	—	—	—	(46,980)	—
Tax receivable obligations to related parties	(137,058)	—	—	—	—	—
Other long-term liabilities	(7,988)	(307)	—	—	(832)	—

Total consideration transferred	$2,181,977	$34,158	$18,743	$22,933	$211,969	$39,408

Acquisition costs in sales, marketing, general and administrative expense:
For the period from January 1, 2011 to November 1, 2011	$—	$—	$—	$—	$—	$351
For the year ended December 31, 2010	$—	$143	$184	$246	$758	$—

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Other Information:
Total consideration Parent common stock (in shares)	245,000	—	—	—	—	—
Total consideration Class A common stock (in shares)	—	—	152,532	209,026	—	—
Gross contractual accounts receivable	$181,398	$1,774	$3,286	$1,720	$15,873	$2,094
Amount not expected to be collected	$5,884	$38	$16	$398	$1,461	$111
Goodwill expected to be deductible for tax purposes	$—	$18,834	$9,339	$18,020	$—	$39,483

Contingent Consideration Information:
Contingent consideration range	N/A	$0 - 40,000	$0 - 14,000	Maximum of 627,080 shares of Class A common stock	N/A	N/A
Remaining performance period applicable	N/A	2012	2012	N/A	N/A	N/A
Type of measurement	N/A	Level 3	Level 3	Level 3	Level 3	N/A
Key assumptions at the acquisition date:
Discount rate	N/A	11.60%	20.50%	N/A	12.60%	N/A
Expected performance	N/A	$1,500 - 27,000	90% probability	20% to 70% probability	N/A	N/A
Class A common stock price	N/A	N/A	N/A	$13.28	N/A	N/A
Marketability discount	N/A	N/A	N/A	8%	N/A	N/A

Increase (decrease) to net income:
Period from November 2, 2011 to December 31, 2011	$—	$2,690	$3,100	$—	$—	$—
Period from January 1, 2011 to November 1, 2011	$—	$4,480	$3,650	$—	$(59)	$—
Year ended December 31, 2010	$—	$6,680	$1,480	$1,134	$—	$—

The Company recognizes goodwill attributable to the assembled workforce and expected synergies among the operations of the acquired entities and the Company’s existing operations.

In November 2011, the Company paid cash of $2,800 in full satisfaction of the former Chapin equityholders contingent right to receive Emdeon Class A common stock.

Pro Forma Information

The following represents the unaudited pro forma results of consolidated operations as if the Merger had been reflected in the operating results beginning January 1, 2010, the CEA acquisition had been reflected in the operating results beginning January 1, 2009 and the eRx acquisition had been included in the operating results beginning January 1, 2008.

	Pro Forma Year Ended December 31,
	2011	2010	2009
Revenues	$1,121,950	$1,066,623	$1,013,580

Net income (loss) attributable to Emdeon Inc.	$(61,518)	$(70,665)	$2,417

The supplemental pro forma earnings for the years ended December 31, 2011, 2010 and 2009 were adjusted to exclude the following:

	Pro Forma Year Ended December 31,
	2011	2010	2009
2011 Transactions related costs	$84,482	$—	$—
Acquisition costs related to CEA	$—	$758	$218
Transaction related fees paid upon closing of the CEA acquisition	$—	$5,375	$—